Stockholders’ Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Stockholders’ Equity [Abstract]
Schedule of Black-Scholes Option Pricing Model

The fair value of the Common Warrant was calculated using the Monte Carlo Simulation Model. The assumptions used to perform the calculations are detailed below:

	February 24, 2026	March 31, 2026
Expected volatility (%)	85.6%	85.5%
Risk-free interest rate (%)	3.61%	3.91%
Expected dividend yield	0.0%	0.0%
Expected term (years)	5	4.91
Conversion price (U.S. dollars)	2.130	2.130
Underlying share price (U.S. dollars)	2.130	0.717
Fair value (U.S. dollars in thousands)	25,429	43,503

The fair value of the Pre-funded Warrant was calculated using the Black-Scholes option pricing Model. The assumptions used to perform the calculations are detailed below:

	December 18, 2024	December 31, 2024
Expected volatility (%)	113.8%	114.2%
Risk-free interest rate (%)	4.30%	4.30%
Expected dividend yield	0.0%	0.0%
Expected term (years)	5.00	5.00
Conversion price (U.S. dollars)	0.0001	0.0001
Fair value (U.S. dollars in thousands)	5,086	52,682

The fair value of the Private Placement Warrant was calculated using the Monte Carlo Simulation Model. The assumptions used to perform the calculations are detailed below:

	December 18, 2024	December 31, 2024
Expected volatility (%)	113.8%	114.2%
Risk-free interest rate (%)	4.30%	4.30%
Expected dividend yield	0.0%	0.0%
Expected term (years)	5.00	5.00
Probability of a fundamental event	10.0%	10.0%
Conversion price (U.S. dollars)	6.00	6.00
Fair value (U.S. dollars in thousands)	18,153	94,287

The fair value of the Warrant Shares was calculated using the Monte Carlo Simulation Model. The assumptions used to perform the calculations are detailed below:

	September 4, 2025	December 31, 2025
Expected volatility (%)	87%	93.7%
Risk-free interest rate (%)	3.65%	3.70%
Expected dividend yield	0.0%	0.0%
Expected term (years)	5	4.68
Conversion price (U.S. dollars)	5.405	5.405
Underlying share price (U.S. dollars)	4.72	4.03
Fair value (U.S. dollars in thousands)	23,435	24,521